FORM N-SAR
                             SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:  12/31/95


Is this a transition report?: ---------------------------------------- N
Is this an amendment to a previous filing? --------------------------- N



1. A. Registrant Name:  LEXINGTON CORPORATE LEADERS TRUST FUND
   B. File Number: 811- 0091
   C. Telephone Number: 201-845-7300


2. A. Street: Park 80 West Plaza Two
   B. City:   Saddle Brook        C: State: NJ      D: Zip Code: 07663


3. Is this the first filing on this form by Registrant? -------------- N


4. Is this the last filing on this form by Registrant? --------------- N


5. Is Registrant a small business investment company? ---------------- N


6. Is Registrant a unit investment trust? ---------------------------- Y [If answer is "Y" complete only items 111 through 132.]




UNIT INVESTMENT TRUSTS


111. A. Depositor Name:  LEXINGTON MANAGEMENT CORPORATION
     B. File Number (If any):   801-8281
     C. City: Saddle Brook           State: NJ      D: Zip Code: 07663


112. A. Sponsor Name:    LEXINGTON MANAGEMENT CORPORATION
     B. File Number (If any):   801-8281
     C. City: Saddle Brook           State: NJ      D: Zip Code: 07663


113. A. Trustee Name:    STATE STREET BANK AND TRUST COMPANY
     B. File Number (If any):
     C. City: Boston                 State: MA      D: Zip Code: 02101


114. A. Principal Underwriter Name:   LEXINGTON FUNDS DISTRIBUTOR, INC.
     B. File Number (If any):   8-24850
     C. City: SADDLE BROOK           State: NJ      D: Zip Code: 07663


115. A. Independent Public Accountant Name: MCGLADREY & PULLEN, LLP
     B. File Number (If any):
     C. City: NEW YORK               State: NY      D: Zip Code: 10017


116. Family of investment companies information:
     A: Is Registrant a part of a family of investment companies? ---  Y
     B: Indentify the family in 10 letters: ---------------------- LEXINGTON


117. Is Registrant a separate account of an insurance company? ------- N


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ------------------------------------------------------------ 1


119. State the number of new series for which registration statements under the Securities Act or 1933 became effective during the period ------------------------------------- 0


120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119.
     ($000's omitted) ------------------------------------------------ 0


121. State the number of series for which a current prospectus was in existence at the end of the period ----------------------- 1


122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period --------------------------------------- 1


123. State the total value of the additional units considered in answering item 122 ($000's omitted) -------------------------- 74,367


124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period ($000's omitted) --------------------------------- 0


125. State the total dollar amount of sales loads collected by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of the Registrant ($000's omitted) ---------------- 0


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units ($000's omitted) --------------- 0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of   Total Assets   Total Income
                                       Series       ($000's     Distributions
                                     Investing     ommitted)  ($000's omitted)
                                     ---------     ---------   --------------


A: U.S. Treasury direct issue -----
                                     ---------     $--------     $--------


B: U.S. Government agency ---------
                                     ---------     $--------     $--------


C: State and municipal tax-free ---
                                     ---------     $--------     $--------


D: Public utility debt ------------
                                     ---------     $--------     $--------
E: Brokers or dealers debt or
   debt of brokers' or dealers'
   parent -------------------------
                                     ---------     $--------     $--------

F. All other corporate intermed.
   & long-term debt ---------------
                                     ---------     $--------     $--------

G. All other corporate short-term
   debt ---------------------------
                                     ---------     $--------     $--------
H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers -------------
                                     ---------     $--------     $--------

I. Investment company equity
   securities ---------------------
                                     ---------     $--------     $--------


J. All other equity securities ----      1           243,841         5,017
                                     ---------     $--------     $--------


K. Other securities ---------------
                                     ---------     $--------     $--------


L. Total assets of all series
   of registrant --------------------------------    243,841
                                                   $--------


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? ------------------ N [If answer is "N" (No), go to item 131.]


129. -------------------------------------------------------------------


130. -------------------------------------------------------------------


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ------------------ 1,138


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing: ---------------------------------------------- 811-0091

For the period ending 12-31-95

File Number 811-0091



SIGNATURE PAGE

This report is signed on behalf of the Depositor in the City of Saddle Brook and State of New Jersey on the 23rd day of February, 1996.


                                        LEXINGTON MANAGEMENT CORPORATION



Witness    Lawrence Kantor              By:   Richard M. Hisey
         --------------------               ---------------------
           Lawrence Kantor                    Richard M. Hisey
           Managing Director                  Managing Director
           & Exec. Vice Pres.                 & Chief Financial Officer